Stockholders’ Equity (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of assumptions

September 30, 2025
Risk-free interest rate	3.45%
Expected life of the options	5.5 years
Expected volatility	128.40%
Expected dividend yield	0%

Schedule of option activity

	Number of Options	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2024	62,637	$35.96	6.74	–
Granted	13,500	$3.45	–	–
Exercised	–	–	–	–
Cancelled or forfeited	–	–	–	–
Outstanding at September 30, 2025	76,137	$30.20	6.83	–
Exercisable as of September 30, 2025	72,762	$31.44	6.70	–